Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021
Disclosure of reserves within equity [line items]
Other reserves	£ (218)	£ 1,770	[1]
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	4,443	2,740
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,081)	(283)		£ (1,081)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(4,671)	(853)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(103)	(960)		£ (103)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	£ 1,194	£ 1,126

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.